Intangible Assets (Schedule of Future Amortization of Intangible Assets) (Details) - USD ($)	Dec. 31, 2015	Mar. 31, 2015	Mar. 31, 2014
2016		$ 49,800
2017		28,200
2018		19,600
2019		19,600
2020		19,600
Finite-Lived Intangible Assets, Net	$ 13,484	$ 136,821	$ 180,086